LVIP ClearBridge Large Cap Value Fund Expense Example - LVIP ClearBridge Large Cap Value Fund	Dec. 31, 2025 USD ($)
Standard Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 74
Expense Example, with Redemption, 3 Years	232
Service Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	99
Expense Example, with Redemption, 3 Years	$ 311